Earnings (Loss) Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	308,000	613,000	617,000
Options | Minimum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 2.90	$ 3.85	$ 3.85
Options | Maximum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 80.05	$ 83.00	$ 83.00
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	0	0	0